COWEN FUNDS, INC.


     I, the undersigned duly elected officer of Cowen Funds, Inc., do hereby certify that (i) the form of prospectuses and the Statements of Additional Information that would have been filed under Rule 497 (c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendments, filed March 26, 1997, and (ii) the text of such amendments was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certification on this 1st day of April, 1997.


                                   COWEN FUNDS, INC.


                                   By: /s/ Rodd M. Baxter
                                        Rodd M. Baxter
                                        Secretary